Quarterly Holdings Report
for

Fidelity® International Discovery K6 Fund

January 31, 2021

IGI-K6-QTLY-0321
1.9893915.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.1%
Bapcor Ltd.	86,801	$498,859
National Storage (REIT) unit	454,609	663,601
Rio Tinto Ltd.	38	3,204
Technology One Ltd.	34,000	224,246

TOTAL AUSTRALIA		1,389,910

Austria - 1.0%
Erste Group Bank AG	23,592	722,909
Wienerberger AG	19,210	653,677

TOTAL AUSTRIA		1,376,586

Bailiwick of Jersey - 0.5%
Experian PLC	18,626	651,028
Belgium - 1.6%
KBC Groep NV	20,010	1,401,623
UCB SA	6,401	664,314

TOTAL BELGIUM		2,065,937

Canada - 1.3%
Constellation Software, Inc.	750	913,654
Lundin Mining Corp. (a)	44,700	398,499
Suncor Energy, Inc. (a)	19,961	333,893
Topicus.Com, Inc. (b)(c)	1,394	5,246

TOTAL CANADA		1,651,292

Cayman Islands - 3.9%
Akeso, Inc. (d)	56,592	394,883
Alibaba Group Holding Ltd. (b)	33,034	1,048,318
Hansoh Pharmaceutical Group Co. Ltd. (b)(d)	69,301	378,985
JD.com, Inc. Class A	14,720	652,771
Kuaishou Technology (b)	2,500	37,081
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	2,724	456,270
Tencent Holdings Ltd.	18,660	1,662,668
Zai Lab Ltd. (b)	2,822	447,209

TOTAL CAYMAN ISLANDS		5,078,185

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	1,303	428,981
Venus MedTech Hangzhou, Inc. (H Shares) (b)(d)	26,253	264,113
WuXi AppTec Co. Ltd. (H Shares) (d)	13,633	325,296

TOTAL CHINA		1,018,390

Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	165	338,938
Netcompany Group A/S (b)(d)	2,373	222,060
ORSTED A/S (d)	6,784	1,291,800
Vestas Wind Systems A/S	7,499	1,610,168

TOTAL DENMARK		3,462,966

Finland - 1.0%
Musti Group OYJ	7,382	230,948
Neste Oyj	14,811	1,047,518

TOTAL FINLAND		1,278,466

France - 5.9%
AXA SA	49,378	1,093,939
BNP Paribas SA (b)	24,103	1,155,876
Capgemini SA	8,204	1,189,738
LVMH Moet Hennessy Louis Vuitton SE	3,611	2,183,194
SR Teleperformance SA	2,399	786,635
VINCI SA	10,166	942,675
Worldline SA (b)(d)	4,815	409,378

TOTAL FRANCE		7,761,435

Germany - 7.1%
adidas AG	2,978	946,855
Allianz SE	7,689	1,740,415
Deutsche Post AG	31,908	1,576,099
Exasol AG	10,510	293,351
Instone Real Estate Group BV (b)(d)	16,369	416,163
Linde PLC	2,700	661,870
Merck KGaA	2,129	355,768
Nexus AG	5,058	326,549
Rheinmetall AG	3,640	385,809
Shop Apotheke Europe NV (b)(d)	2,860	668,467
Siemens AG	12,949	2,010,482
Talanx AG	82	3,065

TOTAL GERMANY		9,384,893

Hong Kong - 2.3%
AIA Group Ltd.	177,076	2,134,962
Antengene Corp.	90,738	201,389
Techtronic Industries Co. Ltd.	45,512	685,622

TOTAL HONG KONG		3,021,973

Hungary - 0.9%
OTP Bank PLC (b)	17,611	808,065
Richter Gedeon PLC	11,571	327,404

TOTAL HUNGARY		1,135,469

India - 4.6%
Avenue Supermarts Ltd. (b)(d)	6,833	248,665
Axis Bank Ltd. (b)	37,366	339,966
HDFC Bank Ltd. sponsored ADR (b)	31,810	2,293,501
Housing Development Finance Corp. Ltd.	57,595	1,879,624
Reliance Industries Ltd.	1,000	13,278
Reliance Industries Ltd.	29,132	736,477
Reliance Industries Ltd. sponsored GDR (d)	5,305	268,964
Sunteck Realty Ltd.	36,442	160,853
TCNS Clothing Co. Ltd. (b)(d)	24,891	136,395
Zomato Pvt Ltd. (c)(e)(f)	4	21,411

TOTAL INDIA		6,099,134

Indonesia - 0.2%
PT Bank Central Asia Tbk	115,626	278,557
Ireland - 2.7%
Cairn Homes PLC (b)	396,082	440,123
CRH PLC	23,485	963,703
Dalata Hotel Group PLC	164,298	665,942
DCC PLC (United Kingdom)	253	19,121
Flutter Entertainment PLC	3,151	588,238
Ryanair Holdings PLC (b)	3,200	55,043
Ryanair Holdings PLC sponsored ADR (b)	8,675	824,732

TOTAL IRELAND		3,556,902

Italy - 0.9%
GVS SpA (d)	8,581	155,681
Intesa Sanpaolo SpA	322,050	702,104
Reply SpA	3,020	370,157

TOTAL ITALY		1,227,942

Japan - 16.1%
Astellas Pharma, Inc.	33,631	545,900
Daiichi Sankyo Kabushiki Kaisha	32,487	1,043,666
FANUC Corp.	6,673	1,742,115
Hoya Corp.	13,087	1,673,592
Itochu Corp.	34,265	980,566
Kao Corp.	6,326	458,815
Keyence Corp.	3,255	1,744,577
Lifenet Insurance Co. (b)	15,176	206,896
Minebea Mitsumi, Inc.	41,671	922,574
Misumi Group, Inc.	13,407	435,828
Mitsubishi UFJ Financial Group, Inc.	76,913	347,322
Nintendo Co. Ltd.	1,599	920,441
Oracle Corp. Japan	5,107	602,143
ORIX Corp.	97,425	1,557,944
Persol Holdings Co. Ltd.	31,813	594,985
Recruit Holdings Co. Ltd.	22,190	965,208
Relo Group, Inc.	32,163	799,584
Renesas Electronics Corp. (b)	69,240	793,241
Shiseido Co. Ltd.	4,465	289,397
SMC Corp.	994	601,268
Sony Corp.	18,718	1,791,550
THK Co. Ltd.	17,365	550,401
TIS, Inc.	14,375	319,765
Z Holdings Corp.	120,376	747,459
ZOZO, Inc.	19,164	536,618

TOTAL JAPAN		21,171,855

Korea (South) - 2.6%
LG Chemical Ltd.	974	798,611
Samsung Electronics Co. Ltd.	22,509	1,650,353
Samsung SDI Co. Ltd.	1,378	904,382

TOTAL KOREA (SOUTH)		3,353,346

Luxembourg - 0.8%
B&M European Value Retail SA	42,424	311,097
Eurofins Scientific SA (b)	6,324	607,666
InPost SA	6,100	146,573

TOTAL LUXEMBOURG		1,065,336

Malta - 0.3%
Kambi Group PLC (b)	7,834	438,748
Netherlands - 4.8%
AerCap Holdings NV (b)	14,222	543,849
Airbus Group NV	9,909	996,426
ASML Holding NV (Netherlands)	5,131	2,739,205
IMCD NV	1,837	227,945
ING Groep NV (Certificaten Van Aandelen)	51,232	455,522
NXP Semiconductors NV	6,687	1,073,063
RHI Magnesita NV	5,935	315,515

TOTAL NETHERLANDS		6,351,525

New Zealand - 1.0%
EBOS Group Ltd.	20,132	414,041
Ryman Healthcare Group Ltd.	76,356	853,768

TOTAL NEW ZEALAND		1,267,809

Norway - 1.0%
Equinor ASA	30,006	542,455
Schibsted ASA (A Shares)	18,885	713,902

TOTAL NORWAY		1,256,357

Poland - 0.2%
Allegro.eu SA (b)(d)	14,751	291,056
South Africa - 0.3%
Naspers Ltd. Class N	1,907	441,145
Spain - 2.3%
Aena Sme SA (b)(d)	1,943	300,164
Amadeus IT Holding SA Class A	17,857	1,140,050
Cellnex Telecom SA (d)	21,354	1,251,912
Euskaltel, S.A. (d)	36,447	391,438

TOTAL SPAIN		3,083,564

Sweden - 4.6%
ASSA ABLOY AB (B Shares)	24,300	600,982
EQT AB	14,753	460,971
Ericsson (B Shares)	97,794	1,231,368
Indutrade AB	43,376	891,782
Nibe Industrier AB (B Shares)	11,476	383,847
Nordnet AB	25,037	403,286
Readly International AB	11,845	104,895
Securitas AB (B Shares)	42,633	659,420
Stillfront Group AB (b)	59,830	636,870
Svenska Handelsbanken AB (A Shares)	64,785	645,841

TOTAL SWEDEN		6,019,262

Switzerland - 9.4%
Dufry AG (b)	3,600	194,317
Lonza Group AG	1,931	1,233,329
Nestle SA (Reg. S)	29,285	3,282,749
Partners Group Holding AG	989	1,170,812
Roche Holding AG (participation certificate)	9,443	3,258,893
Schindler Holding AG (participation certificate)	1,902	502,858
Sika AG	2,821	767,679
Swiss Re Ltd.	14,762	1,303,597
Zur Rose Group AG (b)	1,537	706,597

TOTAL SWITZERLAND		12,420,831

Taiwan - 1.5%
MediaTek, Inc.	19,941	622,912
Taiwan Semiconductor Manufacturing Co. Ltd.	64,470	1,362,056

TOTAL TAIWAN		1,984,968

Thailand - 0.3%
Thai Beverage PCL	631,766	392,357
United Kingdom - 11.8%
Anglo American PLC (United Kingdom)	40,443	1,337,669
AstraZeneca PLC (United Kingdom)	15,534	1,584,642
Beazley PLC	76,235	325,268
Big Yellow Group PLC	27,187	411,988
Bytes Technology Group PLC	31,795	156,830
Compass Group PLC	67,687	1,209,078
Dart Group PLC	14,703	265,717
Dechra Pharmaceuticals PLC	11,483	567,348
Diageo PLC	30,115	1,209,033
Dr. Martens Ltd. (b)	36,281	183,929
HomeServe PLC	35,296	504,887
JD Sports Fashion PLC	70,293	719,450
JTC PLC (d)	58,498	487,318
Lloyds Banking Group PLC	909,159	407,969
London Stock Exchange Group PLC	12,393	1,471,236
M&G PLC	430,078	1,036,528
Ocado Group PLC (b)	19,444	739,826
Prudential PLC	71,904	1,150,423
RELX PLC (London Stock Exchange)	21,065	523,128
THG PLC	24,545	242,475
Vistry Group PLC	35,679	412,105
WH Smith PLC	16,823	352,666
Zegona Communications PLC	196,308	275,696

TOTAL UNITED KINGDOM		15,575,209

United States of America - 1.9%
Freeport-McMoRan, Inc.	14,070	378,624
Hilton Worldwide Holdings, Inc.	5,907	598,911
Marriott International, Inc. Class A	5,201	604,928
MercadoLibre, Inc. (b)	539	959,156

TOTAL UNITED STATES OF AMERICA		2,541,619

TOTAL COMMON STOCKS
(Cost $102,648,493)		128,094,052

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.3%
China - 0.2%
ByteDance Ltd. Series E1 (c)(f)	1,533	167,977
dMed Biopharmaceutical Co. Ltd. (Class C) (c)(f)	8,434	119,789
		287,766
India - 0.0%
Zomato Pvt Ltd. Series J7 (c)(f)	6	32,116
United Kingdom - 0.1%
Roofoods Ltd. Series H (c)(f)	100	87,775

TOTAL CONVERTIBLE PREFERRED STOCKS		407,657

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen AG	7,247	1,375,827
TOTAL PREFERRED STOCKS
(Cost $1,639,412)		1,783,484

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (g)	1,614,354	1,614,677
Fidelity Securities Lending Cash Central Fund 0.09% (g)(h)	304,970	305,000
TOTAL MONEY MARKET FUNDS
(Cost $1,919,677)		1,919,677
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $106,207,582)		131,797,213
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(103,296)
NET ASSETS - 100%		$131,693,917

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,902,738 or 6.0% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $429,069 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$167,977
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$119,789
Roofoods Ltd. Series H	1/15/21	$87,775
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$16,462
Zomato Pvt Ltd. Series J7	12/9/20	$24,438

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$330
Fidelity Securities Lending Cash Central Fund	18
Total	$348

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.